Consolidated Statements of Condition - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and due from banks	$ 48,198	$ 49,260
Federal funds sold and other short term investments	408,648	454,449
Total cash and cash equivalents	456,846	503,709
Securities available for sale	573,823	501,463
Held to maturity securities ($19,680 and $22,924 fair value at December 31, 2019 and 2018, respectively)	18,618	22,501
Federal Reserve Bank and Federal Home Loan Bank stock	9,183	8,953
Loans, net of deferred net costs	4,062,196	3,874,096
Less: Allowance for loan losses	44,317	44,766
Net loans	4,017,879	3,829,330
Bank premises and equipment, net	34,622	34,694
Operating lease right-of-use assets	51,475	0
Other assets	58,876	58,263
Total assets	5,221,322	4,958,913
Deposits:
Demand	463,858	405,069
Savings accounts	1,113,146	1,182,683
Interest-bearing checking	875,672	904,678
Money market deposit accounts	599,163	507,311
Time accounts	1,398,177	1,274,506
Total deposits	4,450,016	4,274,247
Short-term borrowings	148,666	161,893
Operating lease liabilities	56,553	0
Accrued expenses and other liabilities	27,830	32,902
Total liabilities	4,683,065	4,469,042
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY:
Capital stock: $1 par value; 150,000,000 shares authorized, 100,204,832 and 100,175,032 shares issued at December 31, 2019 and 2018, respectively	100,205	100,175
Surplus	176,427	176,710
Undivided profits	288,067	256,397
Accumulated other comprehensive income (loss), net of tax	4,461	(10,309)
Treasury stock: 3,283,175 and 3,516,440 shares, at cost, at December 31, 2019 and 2018, respectively	(30,903)	(33,102)
Total shareholders' equity	538,257	489,871
Total liabilities and shareholders' equity	$ 5,221,322	$ 4,958,913